OPERATING SEGMENTS -Disclosure of detailed information about revenues, geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line items]
Revenue	$ 401,177	$ 376,245
Percentage of entity's revenue	100.00%	100.00%
United States
Disclosure of operating segments [Line items]
Revenue	$ 358,993	$ 331,625
Percentage of entity's revenue	90.00%	88.00%
Europe
Disclosure of operating segments [Line items]
Revenue	$ 21,832	$ 25,661
Percentage of entity's revenue	5.00%	7.00%
Other
Disclosure of operating segments [Line items]
Revenue	$ 20,352	$ 18,959
Percentage of entity's revenue	5.00%	5.00%